SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Summary of Amounts of Revenues and Significant Expense Categories that are Regularly Provided to the CODM and Included in Reported Segment Profit or Loss

Amounts of revenues and significant expense categories that are regularly provided to the CODM and included in reported segment profit or loss are summarized as follows:

(in US$ thousands)	2025	2024	2023
Revenues from external customers	$3,474	$2,969	$4,292
Personnel expenses	(2,935)	(2,860)	(2,998)
Licensing and royalty fees	(755)	(637)	(952)
Depreciation	(58)	(48)	(43)
Amortization	(9)	(10)	(12)
Interest income	6	7	8
Interest expenses	(38)	(37)	(38)
Foreign exchange gain (loss)	(138)	211	(19)
Rent and utilities	(549)	(559)	(569)
Other expenses	(592)	(372)	(575)
Other non-operating income, net	(13)	1	3
Digital Entertainment Segment Net Loss	(1,607)	(1,335)	(903)
Headquarters expenses	(33)	(871)	(2,491)
Reconciliation of profit or loss
Adjustments and reconciling items	86	(90)	(5)
Consolidated Net Loss	$(1,554)	$(2,296)	$(3,399)

Summary Reconciliations of Reportable Segment Assets and Other Significant Items

Reconciliations of reportable segment assets and other significant items to the consolidated totals are summarized as follows:

(in US$ thousands)	2025	2024
Total assets for reportable segments	$3,165	$3,274
Cash held in corporate headquarters	27,768	33,856
Marketable securities - current and noncurrent	8,173	5,441
Elimination of receivables from corporate headquarters	(604)	(605)
Other unallocated amounts	702	392
Consolidated Total	$39,204	$42,358

(in US$ thousands)	Segment Totals	Adjustments	Consolidated Totals
2025
Revenues from external customers	$3,474	$—	$3,474
Interest income	6	1,677	1,683
Interest expense	(38)	38	—
Depreciation and amortization	(67)	—	(67)

2024
Revenues from external customers	2,969	—	2,969
Interest income	7	1,956	1,963
Interest expense	(37)	37	—
Depreciation and amortization	(58)	—	(58)

2023
Revenues from external customers	4,292	—	4,292
Interest income	8	1,803	1,811
Interest expense	(38)	38	—
Depreciation and amortization	(55)	—	(55)

Summary of Revenues From Major Products Line

Revenues from our Company’s major product lines are summarized as follows:

(in US$ thousands)	2025	2024	2023
MahJong and casino casual games	$1,086	$1,051	$1,070
PC-based online sports games	2,057	1,539	2,696
Mobile role playing games	302	338	464
Other games and game related revenues	29	41	62
	$3,474	$2,969	$4,292

Revenue by Geographic Region

Revenues by geographic area are attributed by country of the operating entity location. Revenue from by geographic region is as follows:

(in US$ thousands)
Geographic region / country	2025	2024	2023
Taiwan	$1,783	$1,602	$1,785
Hong Kong	1,691	1,367	2,507
	$3,474	$2,969	$4,292

Geographic Information for Property, Plant and Equipment, Intangible Assets and Operating Lease Right-of-use Assets

Geographic information for property, plant and equipment, intangible assets and operating lease right-of-use assets are as follows:

(in US$ thousands)	December 31, 2025			December 31, 2024
Geographic region / country	Property, plant and equipment, net	Intangible assets, net	Operating lease right-of-use assets, net	Property, plant and equipment, net	Intangible assets, net	Operating lease right-of-use assets, net
Taiwan	$92	$4	$168	$101	$7	$466
Hong Kong	—	—	76	—	—	18
	$92	$4	$244	$101	$7	$484